Share-based Compensation - Nio Incentive Plans - Options Assumptions and Unrecognized (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares	Dec. 31, 2019 $ / shares	Dec. 31, 2018 $ / shares	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield	0.00%	0.00%	0.00%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price (US$)	$ 2.39	$ 2.38	$ 1.80
Fair value of the ordinary shares on the date of option grant (US$)	$ 39.54	$ 2.38	$ 1.80
Risk-free interest rate	1.08%	0.50%	1.66%
Expected volatility			44.00%
Expected forfeiture rate (post-vesting)			6.00%
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price (US$)	$ 42.20	$ 48.45	$ 7.09
Fair value of the ordinary shares on the date of option grant (US$)	$ 42.20	$ 48.45	$ 7.09
Risk-free interest rate	1.47%	1.00%	2.54%
Expected volatility	55.00%	55.00%	52.00%
Expected forfeiture rate (post-vesting)	2.00%		8.00%
Nio Incentive Plan [Member] | US employees under 2015 plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized share-based compensation expenses, Options | ¥					¥ 396,098	¥ 540,319
Options | Nio Incentive Plan [Member] | US employees under 2015 plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average period for unrecognized expenses expected to be recognized	1 year 3 months 25 days	2 years 1 month 6 days
Options | Nio Incentive Plan [Member] | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price (US$)		$ 48.45		$ 2.38
Fair value of the ordinary shares on the date of option grant (US$)		$ 48.45		$ 2.38
Risk-free interest rate				0.50%
Expected volatility		54.00%
Expected forfeiture rate (post-vesting)		2.00%
Options | Nio Incentive Plan [Member] | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected forfeiture rate (post-vesting)		6.00%
Exercise multiple
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise multiple	2.5	2.5	2.5